Other income (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Analysis of income and expense [abstract]
ERS Revenue	$ 1,626	$ 0
Total other income	$ 1,626	$ 0